INCOME TAXES - Deferred tax assets and liabilities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Allowance for doubtful accounts	$ 98	$ 86
Inventory reserve and uniform capitalization	44	76
Accrued expenses and other liabilities	365	170
Unearned revenue	226	992
Valuation allowance	(685)	(1,324)
Deferred tax assets - current	48
Other assets	42	4
Property and equipment	5	7
Intangibles	405	178
Net operating loss carryforward	2,009	1,671
Valuation allowance	(2,459)	(1,860)
Deferred tax assets - long term	2
Total net deferred tax asset	50
Long term debt	(18)
Intangibles	(1,022)
Goodwill	(40)	(18)
Total net deferred tax liability	(1,080)	(18)
Total	$ (1,030)	$ (18)